Share-Based Payments - Lists of Inputs Used in Binomial Model for Estimating Fair Value of Equity-Settled Share Options and Restricted Shares Granted (Details)	12 Months Ended
Dec. 31, 2021 yr $ / shares
Share Option Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%) (note)	49.00%
Risk-free interest rate (%)	0.36%
Suboptimal factor	2.5
Forfeiture rate	0.00%
Option life (years) | yr	4.78
Share price (US$ per share) | $ / shares	$ 8.67
2020 ESOP Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%) (note)	50.00%
Risk-free interest rate (%)	0.88%
Forfeiture rate	0.00%
Option life (years) | yr	10
Share price (US$ per share) | $ / shares	$ 9.03
2020 ESOP Plan | Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Suboptimal factor	1.0
2020 ESOP Plan | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Suboptimal factor	2.5